UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2014 through June 30, 2015



Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

ITT Education Ser	12/30	Election of Directors	Co	FOR	FOR
ITT	45068B109	12/30	Ratify appt of Deloitte Co	FOR	FOR
			12/30	Apprv offcr compnsation Co	FOR	FOR


Liquidity Servcs	2/26	Election of Directors	Co	FOR	FOR
LQDT	53635B107	2/26	Ratify Appt of Accntnts	Co	FOR	FOR
			2/26	Apprv offcr compnsation Co	FOR	FOR
			2/26	Apprv incrs number shar Co	FOR	FOR


Alon USA Energy		5/05	Election of Directors	Co	FOR	FOR
ALJ	020520102	5/05	Ratify Appt of Accntnts Co	FOR	FOR


Comstock Resources	5/07	Election of Directors	Co	FOR	FOR
CRK	205768203	5/07	Apprv incentive plan	Co	FOR	FOR
			5/07	Ratify Appt of Accntnts	Co	FOR	FOR
			5/07	Apprv offcr compnsation	Co	FOR	FOR
			5/07	SH proposal 5		Co	AGN	AGN
			5/07	SH proposal 6		Co	AGN	AGN


Brink's Co		5/08	Election of Directors	Co	FOR	FOR
BCO	10969104	5/08	Apprv Exec Compnsation	Co	FOR	FOR
			5/08	Apprv KPMG Accting firm	Co	FOR	FOR
			5/08	Apprv of Article Incorp	Co	FOR	FOR


IAMGOLD Inc		5/11	Election of Directors	Co	FOR	FOR
IAG	450913108	5/11	Apprv KPMG Accting firm	Co	FOR	FOR
			5/11	Apprv role&comp directr	Co	FOR	FOR


Hercules Offshore	5/20	Election of Directors	Co	FOR	FOR
HERO	427093109	5/20	Apprv Exec Compnsation  Co	FOR	FOR
			5/20	Select Ernst&Yng AccntntCo	FOR	FOR


Stone Energy Corp	5/21	Election of Directors	Co	FOR	FOR
SGY	861642106	5/21	Select Ernst&Yng AccntntCo	FOR	FOR
			5/21	Incrs authorized shares	Co	FOR	FOR
			5/21	Incrs shares reserve	Co	FOR	FOR
			5/21	Apprv incentive plan	Co	FOR	FOR


Hawaiian Holdings	5/21	Election of Directors	Co	FOR	FOR
HA	419879101	5/21	Select Ernst&Yng AccntntCo	FOR	FOR
			5/21	Apprv stock incentv pln	Co	FOR	FOR
			5/21	Apprv Exec Compnsation	Co	FOR	FOR


Marlin Business Servc	5/21	Election of Directors	Co	FOR	FOR
MRLN	571157106	5/21	Apprv Exec Compnsation	Co	FOR	FOR


Vaalco Energy		6/03	Election of Directors	Co	FOR	FOR
EGY	91851C201	6/03	Ratify Appt of Accntnts	Co	FOR	FOR
			6/03	Apprv Exec Compnsation	Co	FOR	FOR


Tilly's Inc		6/10	Election of Directors	Co	FOR	FOR
TLYS	886885102	6/10	Appt BDO USA as acctnt	Co	FOR	FOR


Express Inc.		6/10	Election of Directors	Co	FOR	FOR
EXPR	30219E103	6/10	Apprv Exec Compnsation	Co	FOR	FOR
			6/10	Apprv PricWatrHousCoopr Co	FOR	FOR

Guess? Inc		6/22	Election of Directors	Co	FOR	FOR
GES	401617105	6/22	Apprv incentv bonus pln Co	FOR	FOR
			6/22	Ratify Ernst&Yng AccntntCo	FOR	FOR
			6/22	Sr Exec Severance 	Co	AGN	AGN



--------------------------------------------------------------------------------




                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/31/15